FLEXIBLE PREMIUM VARIABLE ANNUITY—I

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement Dated July 7, 2009

to the

Prospectus dated May 1, 2009

The following hereby amends, and to the extent inconsistent replaces the Transamerica Series Trust Investment Choices in the prospectus:

TRANSAMERICA SERIES TRUST

Subadvised by Capital Guardian Trust Company

Transamerica Capital Guardian Value VP – Initial Class

Subadvised by ING Clarion Real Estate Securities, L.P.

Transamerica Clarion Global Real Estate Securities VP – Initial Class

Subadvised by J.P. Morgan Investment Management Inc.

Transamerica JPMorgan Enhanced Index VP – Initial Class

Subadvised by MFS® Investment Management

Transamerica MFS High Yield VP – Initial Class

Subadvised by Columbia Management Advisors, LLC

Transamerica Marsico Growth VP – Initial Class

Subadvised by T. Rowe Price Associates, Inc.

Transamerica T. Rowe Price Equity Income VP – Initial Class

Transamerica T. Rowe Price Growth Stock VP – Initial Class

Transamerica T. Rowe Price Small Cap VP – Initial Class

Subadvised by Templeton Investment Counsel, LLC and

Transamerica Investment Management, LLC

Transamerica Templeton Global VP – Initial Class

Subadvised by Third Avenue Management LLC

Transamerica Third Avenue Value VP – Initial Class

Subadvised by Transamerica Investment Management, LLC

Transamerica Convertible Securities VP – Initial Class

Transamerica Equity VP – Initial Class

Transamerica Growth Opportunities VP – Initial Class

Transamerica Small/Mid Cap Value VP – Initial Class

Subadvised by Morgan Stanley Investment Management Inc.

Transamerica Van Kampen Active International Allocation VP – Initial Class

Transamerica Van Kampen Large Cap Core VP – Initial Class

Subadvised by Van Kampen Asset Management

Transamerica Van Kampen Mid-Cap Growth VP – Initial Class

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Flexible Premium Variable Annuity – I dated May 1, 2009

TRANSAMERICA SERIES TRUST

Portfolio Construction Manager: Morningstar Associates, LLC

Transamerica Asset Allocation—Conservative VP – Service Class

Transamerica Asset Allocation—Growth VP – Service Class

Transamerica Asset Allocation—Moderate VP – Service Class

Transamerica Asset Allocation—Moderate Growth VP – Service Class

Transamerica International Moderate Growth VP – Service Class

Subadvised by BlackRock Financial Management, Inc.

Transamerica BlackRock Tactical Allocation VP – Service Class

Advised by Transamerica Asset Management, Inc.

Transamerica BlackRock Global Allocation VP – Service Class

Subadvised by Pacific Investment Management Company LLC

Transamerica PIMCO Total Return VP – Service Class

Managed by AEGON USA Investment Management, LLC.

Transamerica Index 50 VP – Service Class

Transamerica Index 75 VP – Service Class

Transamerica Efficient Markets VP – Service Class

Subadvised by Transamerica Investment Management, LLC

Transamerica Balanced VP – Service Class

Transamerica Money Market VP – Service Class

Transamerica U.S. Government Securities VP – Service Class

Transamerica Value Balanced VP – Service Class